Note 16 - Income Taxes - Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Loss for the year before income taxes	$ (4,557)	$ (5,006)
Statutory tax rate	27.00%	27.00%
Recovery of income taxes computed at statutory rates	$ 1,230	$ 1,352
Share based payments	(694)	(569)
Mexican inflationary adjustments	(600)	(1,002)
Differing effective tax rate on loss in foreign jurisdiction	4	63
Impact of change in statutory tax rates
Unrecognized deferred tax assets	(2,680)	1,516
Impact of foreign exchange and other	2,871	(2,156)
Total income tax benefit (expense)	$ 131	$ (796)